Neiman Funds

305 Spindrift Drive

Williamsville, New York 14221

May 13, 2026

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:       Neiman Funds (the “Registrant”);

File Nos. 333-102844 and 811-21290

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 71, which was filed with the Commission on May 11, 2026 and (ii) that Post-Effective Amendment No. 71 has been filed electronically with the Commission.

Very truly yours,

Neiman Funds

By: /s/ Daniel Neiman

Daniel Neiman, President